Finance Leased Assets and Finance Lease Obligations	6 Months Ended
Jun. 30, 2014
Finance Leased Assets and Finance Lease Obligations [Abstract]:
Finance Leased Assets and Finance Lease Obligations [Text Block]

11. Finance Leased Assets and Finance Lease Obligations:

The newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi were delivered to the Company on January 14, 2014, March 14, 2014 and April 28, 2014, respectively (Note 5). At the same time, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to MSC Azov, MSC Ajaccio and MSC Amalfi, by entering into a ten-year sale and leaseback transaction for each vessel upon their respective deliveries. These vessels were sold for an amount of $85,572 each and leased back for a period of ten years.

The sale and leaseback transactions were classified as finance leases. Furthermore, as the fair value of each vessel sold was in excess of its carrying amount, the difference between the sale proceeds and the carrying amount was considered as prepaid lease rentals. In this respect, an aggregate amount of $49,817 (including the net settlements on interest rate swaps qualifying for hedge accounting of $6,604) was transferred to prepaid lease rentals.

The total value of the three vessels at the inception of the Finance lease transactions amounted to $256,716. The depreciation charged during the six-month period ended June 30, 2014, amounted to $2,347 and is included in Depreciation in the accompanying 2014 consolidated statement of income. As of June 30, 2014, the net book value of the three vessels amounted to $254,369 and is separately reflected as Finance leased assets, in the accompanying 2014 consolidated balance sheet.

The balance of prepaid lease rentals, as of June 30, 2014, is analyzed as follows:

June 30, 2014
Initial recognition of prepaid lease rentals	49,817
Less: Amortization of prepaid lease rentals	(1,512)
Prepaid lease rentals	48,305
Less: current portion	(4,982)
Non-current portion	43,323

The finance lease obligations amounting to $253,567, as at June 30, 2014 are scheduled to expire through 2024 and include a bargain purchase option to repurchase the vessels at any time during the charter period. Total interest expense incurred on finance leases for the six-month period ended June 30, 2014, amounted to $5,803 and is included in Interest and finance costs in the accompanying 2014 consolidated statement of income.

The annual lease payments in aggregate required under the finance leases after June 30, 2014, are as follows:

Year ending December 31,	Amount
2014	15,419
2015	30,699
2016	30,783
2017	30,698
2018	30,698
2019 and thereafter	238,252
Total	376,549
Less: Amount of interest	(122,982)
Total lease payments	253,567

The total finance lease obligations are presented in the accompanying June 30, 2014 consolidated balance sheet as follows:

Finance lease obligation - current	13,039
Finance lease obligation - non current	240,528
253,567